Share Based Compensation (Details)		12 Months Ended
		Dec. 31, 2017 shares	Sep. 30, 2018 Share	Dec. 31, 2017 Share		Sep. 30, 2017 Share	Dec. 31, 2016 Share	Dec. 31, 2015 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)			332,998	2,251,540		139,065	1,038,140	629,010
Stock option Plan A [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)		50,000		50,000
Vesting conditions		3 years
Contractual life of options		5 years
Stock option Plan C [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)		121,250		121,250
Vesting conditions		4 years
Contractual life of options		6 years
Tranche 1 [Member] | Equity Incentive Plan [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting percentage		50.00%
Tranche 2 [Member] | Equity Incentive Plan [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting percentage		50.00%
Board [Member] | Equity Incentive Plan [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)		368,200		368,200
Vesting conditions		1 year
Contractual life of options		8 years
Employees/Board [Member] | Tranche 1 [Member] | Equity Incentive Plan [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)		856,045		856,045	[1]
Vesting conditions	[1]	2 years
Vesting percentage	[1]	50.00%
Contractual life of options	[1]	8 years
Employees/Board [Member] | Tranche 2 [Member] | Equity Incentive Plan [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)	[1]			856,045
Vesting conditions	[1]	3 years
Vesting percentage	[1]	50.00%
Contractual life of options	[1]	8 years

[1]	25,000 options issued to Bettina Stubinski, the former Chief Medical Officer of the Company, have vested early, on December 29, 2016 and expired on March 29, 2017.